CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		3 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Sep. 30, 2012 Convertible Subordinated Notes Series A [Member]	Sep. 30, 2012 Convertible Subordinated Notes Series B [Member]
Issuance of shares, number of shares	36,414		2,380	5,858
Issuance of shares, value of shares	$ 100,000		$ 506	$ 1,304
Accrued severance fund		$ 1,912